Summary of Significant Accounting Policies - Roll Forward of Receivable Allowance (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance Beginning of Year		$ 3,759	$ 4,162	$ 4,162	$ 3,043	$ 2,762
Charged to Expense	$ 912	$ 7,558	$ 8,511	12,300	11,014	10,785
Write-Offs and Other				(12,703)	(9,895)	(10,504)
Balance End of Year				$ 3,759	$ 4,162	$ 3,043